Subsequent events (Details) - Subsequent event - O 2025 A Dividends	Feb. 21, 2025 $ / shares
Ordinary shares
Subsequent Event [Line Items]
Company declared a dividend	$ 2.4
ADS
Subsequent Event [Line Items]
Company declared a dividend	$ 0.48